Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Schedule of tax expense

Tax expense
		2018	2017	2016
	Footnotes	$m	$m	$m
Current tax	1	4,195	4,264	3,669
– for this year		4,158	4,115	3,525
– adjustments in respect of prior years		37	149	144
Deferred tax		670	1,024	(3)
– origination and reversal of temporary differences		656	(228)	(111)
– effect of changes in tax rates		17	1,337	(4)
– adjustments in respect of prior years		(3)	(85)	112
Year ended 31 Dec		4,865	5,288	3,666

1
Current tax included Hong Kong profits tax of $1,532m (2017: $1,350m; 2016: $1,118m). The Hong Kong tax rate applying to the profits of subsidiaries assessable in Hong Kong was 16.5% (2017: 16.5%; 2016: 16.5%).

Schedule of tax reconciliation
The tax charged to the income statement differs from the tax charge that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2018		2017		2016
	$m	%	$m	%	$m	%
Profit before tax	19,890		17,167		7,112
Tax expense
Taxation at UK corporation tax rate of 19.00% (2017: 19.25%; 2016: 20.0%)	3,779	19.00	3,305	19.25	1,422	20.00
Impact of differently taxed overseas profits in overseas locations	264	1.3	407	2.3	43	0.6
Items increasing tax charge in 2018:
– local taxes and overseas withholding taxes	437	2.2	618	3.6	434	6.1
– UK tax losses not recognised	435	2.2	70	0.4	305	4.3
– other permanent disallowables	396	2.0	400	2.3	438	6.2
– UK banking surcharge	229	1.1	136	0.8	199	2.8
– bank levy	191	1.0	180	1.0	170	2.4
– non-deductible regulatory settlements	153	0.8	(132)	(0.8)	20	0.3
– impacts of hyperinflation	78	0.4	—	—	—	—
– adjustments in respect of prior period liabilities	34	0.2	64	0.4	256	3.6
– non-UK tax losses not recognised	32	0.2	33	0.2	147	2.1
– change in tax rates	17	0.1	49	0.3	(4)	(0.1)
– non-deductible UK customer compensation	16	0.1	166	1.0	162	2.3
– deferred tax remeasurement due to US federal tax rate reduction	—	—	1,288	7.5	—	—
– non-deductible goodwill write-down	—	—	—	—	648	9.1
– non-deductible loss and taxes suffered on Brazil disposal	—	—	—	—	464	6.5
Items reducing tax charge in 2018:
– non-taxable income and gains	(691)	(3.5)	(766)	(4.4)	(577)	(8.1)
– effect of profits in associates and joint ventures	(492)	(2.5)	(481)	(2.8)	(461)	(6.5)
– other items	(13)	(0.1)	—	—	—	—
– other deferred tax temporary differences previously not recognised	—	—	(49)	(0.3)	—	—
Year ended 31 Dec	4,865	24.5	5,288	30.8	3,666	51.6

Schedule of movement of deferred tax assets and liabilities

Movement of deferred tax assets and liabilities
		Loan impairment provisions	Unused tax losses and tax credits	Derivatives, FVOD[1] and other investments	Insurance business	Expense provisions	Other	Total
	Footnotes	$m	$m	$m	$m	$m	$m	$m
Assets		713	1,373	1,282	—	643	2,313	6,324
Liabilities		—	—	(93)	(1,182)	—	(2,355)	(3,630)
At 1 Jan 2018		713	1,373	1,189	(1,182)	643	(42)	2,694
IFRS 9 transitional adjustment		358	—	(411)	—	—	459	406
Income statement		(72)	(203)	51	(104)	19	(361)	(670)
Other comprehensive income		—	—	(722)	—	—	190	(532)
Equity		—	—	—	—	—	(23)	(23)
Foreign exchange and other adjustments		(17)	(14)	9	15	(33)	(4)	(44)
At 31 Dec 2018		982	1,156	116	(1,271)	629	219	1,831
Assets	2	982	1,156	492	—	629	1,889	5,148
Liabilities	2	—	—	(376)	(1,271)	—	(1,670)	(3,317)

Assets		950	2,212	1,441	—	893	1,857	7,353
Liabilities		—	—	(274)	(1,170)	—	(1,369)	(2,813)
At 1 Jan 2017		950	2,212	1,167	(1,170)	893	488	4,540
Income statement		(235)	(873)	(397)	12	(269)	738	(1,024)
Other comprehensive income		3	(6)	368	—	—	(1,255)	(890)
Equity		—	—	—	—	—	29	29
Foreign exchange and other adjustments		(5)	40	51	(24)	19	(42)	39
At 31 Dec 2017		713	1,373	1,189	(1,182)	643	(42)	2,694
Assets	2	713	1,373	1,282	—	643	2,313	6,324
Liabilities	2	—	—	(93)	(1,182)	—	(2,355)	(3,630)

1	Fair value of own debt.

2	After netting off balances within countries, the balances as disclosed in the accounts are as follows: deferred tax assets $4,450m (2017: $4,676m) and deferred tax liabilities $2,619m (2017: $1,982m).